Combined Statements of Equity - USD ($) $ in Millions	Net Parent Company Investment	Accumulated Other Comprehensive Loss	Total
Balance at beginning of period at Dec. 31, 2014	$ 2,495.6	$ (66.5)	$ 2,429.1
Combined Statements of Equity
Net loss	(210.8)		(210.8)
Other comprehensive loss, net of tax		(155.4)	(155.4)
Transfers (to)/from Lilly, net	5,366.6		5,366.6
Balance at end of period at Dec. 31, 2015	7,650.5	(221.9)	7,429.5
Combined Statements of Equity
Net loss	(47.9)		(47.9)
Other comprehensive loss, net of tax		(235.0)	(235.0)
Transfers (to)/from Lilly, net	(129.2)		(129.2)
Balance at end of period at Dec. 31, 2016	7,474.3	(456.9)	7,017.4
Combined Statements of Equity
Net loss	(149.2)		(149.2)
Other comprehensive loss, net of tax		231.8	231.8
Transfers (to)/from Lilly, net	862.7		862.7
Balance at end of period at Sep. 30, 2017	8,187.8	(225.1)	7,962.7
Balance at beginning of period at Dec. 31, 2016	7,474.3	(456.9)	7,017.4
Combined Statements of Equity
Net loss	(310.7)		(310.7)
Other comprehensive loss, net of tax		200.3	200.3
Transfers (to)/from Lilly, net	873.3		873.3
Balance at end of period at Dec. 31, 2017	8,036.9	(256.6)	7,780.3
Combined Statements of Equity
Net loss	70.1		70.1
Other comprehensive loss, net of tax		(9.8)	(9.8)
Transfers (to)/from Lilly, net	(226.3)		(226.3)
Balance at end of period at Sep. 30, 2018	$ 0.0	$ (210.3)	$ 5,137.1